497(e)
                                                                       333-81501

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR

EQUI-VEST(R)
EQUI-VEST(R) EXPRESS(SM)
EQUI-VEST(R) TSA ADVANTAGE(SM)
EQUI-VEST(R) VANTAGE(SM)
EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS

EQUI-VEST(R) TSA contracts (Series 100 and 200) offered to Employees of certain non-profit organizations within the State of Oregon
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")

   A. PORTFOLIO MERGERS

   The Boards of Trustees of EQ Advisors Trust and AXA Premier VIP Trust (each, a "Trust" and collectively, the "Trusts") have approved forms of Plans of Reorganization and Termination ("Reorganization Plans"), which provide for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the respective Trust (each, a "Merger" and collectively, the "Mergers").

   -----------------------------------------------------------------------------
   Existing Portfolio                         Proposed Replacement Portfolio
   -----------------------------------------------------------------------------
   AXA Premier VIP Trust
   -----------------------------------------------------------------------------
   Multimanager Health Care                   Multimanager Aggressive Equity
   -----------------------------------------------------------------------------
   EQ Advisors Trust
   -----------------------------------------------------------------------------
   EQ/Ariel Appreciation II*                  EQ/Mid Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/AXA Rosenberg Value Long/Short Equity   EQ/PIMCO Ultra Short Bond
   -----------------------------------------------------------------------------
   EQ/Caywood-Scholl High Yield Bond          EQ/Quality Bond PLUS
   -----------------------------------------------------------------------------
   EQ/Common Stock Index II                   EQ/Common Stock Index
   -----------------------------------------------------------------------------
   EQ/Long Term Bond                          EQ/Core Bond Index
   -----------------------------------------------------------------------------
   EQ/Lord Abbett Mid Cap Value               EQ/Mid Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/Short Duration Bond                     EQ/PIMCO Ultra Short Bond
   -----------------------------------------------------------------------------
   EQ/Small Company Index II                  EQ/Small Company Index
   -----------------------------------------------------------------------------
   EQ/Van Kampen Real Estate                  EQ/Mid Cap Value PLUS
   -----------------------------------------------------------------------------
   * EQ/Ariel Appreciation II is not available under EQUI-VEST(R) Vantage(SM) contracts, EQUI-VEST(R) TSA Advantage(SM) contracts and EQUI-VEST(R) TSA contracts *(Series 100 and 200) in the State of Oregon..

   The Reorganization Plans are subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the EQ/Ariel Appreciation II, EQ/AXA Rosenberg Value Long/Short Equity, EQ/Caywood-Scholl High Yield Bond, EQ/Long Term Bond, EQ/Lord Abbett Mid Cap Value, EQ/Short Duration Bond and EQ/Van Kampen Real Estate Portfolios are scheduled to be held on or about August 26, 2009. Also, special shareholder meetings of the EQ/Common Stock Index II, EQ/Small Company Index II and Multimanager Health Care Portfolios are scheduled to be held on or about September 10, 2009. It is anticipated that, subject to shareholder approval, the effective date of the Mergers

888-561 (7/09)                                         Catalog No. 142528 (7/09)
700, 701, 800, 801, Vantage, TSA Advantage, OR NB/IF (SAR)                x02749
   of the Portfolios holding their special shareholder meetings on or about August 26, 2009 will be on or about September 4, 2009, and the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about September 10, 2009 will be on or about September 18, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective dates of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. Upon the effective dates of the Reorganization Plans, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.

   B. PORTFOLIO NAME AND SUBADVISER CHANGE

   Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio.

   C. PORTFOLIO ADDITION

   Effective on or about September 18, 2009, a new variable investment option, All Asset Allocation, will become available under your EQUI-VEST(R) contract.

2. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.

   -----------------------------------------------------------------------------
                  Portfolio operating expenses expressed as an
                      annual percentage of daily net assets
   -----------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses for 2008       Lowest     Highest
   (expenses that are deducted from Portfolio assets        ------     -------
   including management fees, 12b-1 fees, service fees       0.64%      2.45%
   and/or other expenses)
   -----------------------------------------------------------------------------

3. "EXAMPLE"

   For certain EQUI-VEST(R) and EQUI-VEST(R) Express(SM) contracts, the Prospectus includes examples calculated assuming the maximum fees and expenses of any of the Portfolios. As the highest fund fees and expenses, indicated above in section 2, are being reduced, the expenses that a hypothetical contract owner would pay in the situations illustrated in the Prospectus would also be reduced. The exact amount varies, depending upon the series of EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract that you own.

   For all other contracts, the Prospectus provides examples for each Portfolio, including each of the Proposed Replacement Portfolios.

4. PORTFOLIOS OF THE TRUSTS

   The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus, relating to the Proposed Replacement Portfolios. See the Prospectus for more information.

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                               Investment Manager (or Sub-Adviser(s),
Portfolio Name             Share Class    Objective                             as applicable)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION       Class IB      Seeks long-term capital appreciation   o AXA Equitable
                                         and current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS      Class IB      Seeks to achieve long-term growth      o AXA Equitable
                                         of capital.
                                                                                o BlackRock Capital Management, Inc.

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable Life
 Insurance Company (AXA Equitable). EQUI-VEST(R) Express(SM), EQUI-VEST(R) TSA Advantage(SM) and EQUI-VEST(R) Vantage(SM) are issued by and are service marks of AXA Equitable. Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 18, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR

o At Retirement(SM)                o EQUI-VEST(R) Strategies
o EQUI-VEST(R)                     o EQUI-VEST(R) Strategies (Series 901)
o EQUI-VEST(R) (Series 100-500)    o EQUI-VEST(R) TSA Advantage(SM)
o EQUI-VEST(R) (Series 201)        o EQUI-VEST(R) Employer-Sponsored
o EQUI-VEST(R) At Retirement(SM)     Retirement Programs
o EQUI-VEST(R) Express(SM)         o EQUI-VEST(R) TSA contracts (Series 100 and 200) offered to Employees
o EQUI-VEST(R) Vantage(SM)           of certain non-profit organizations within the State of Oregon
---------------------------------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST

  PORTFOLIO NAME CHANGES -- SEPTEMBER 4, 2009

  Effective on or about September 4, 2009, subject to regulatory approval, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed. Please note that certain of the following Portfolios and their corresponding investment options may not be available under certain contracts.


--------------------------------------------------------------------------------------
EXISTING PORTFOLIO NAME                            NEW PORTFOLIO NAME
--------------------------------------------------------------------------------------
EQ/AXA Franklin Income Core                        EQ/Franklin Core Balanced
--------------------------------------------------------------------------------------
EQ/AXA Franklin Templeton Founding Strategy Core   EQ/Franklin Templeton Allocation
--------------------------------------------------------------------------------------
EQ/AXA Mutual Shares Core                          EQ/Mutual Large Cap Equity
--------------------------------------------------------------------------------------
EQ/AXA Templeton Growth Core                       EQ/Templeton Global Equity
--------------------------------------------------------------------------------------

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
  At Retirement(SM), EQUI-VEST(R) Strategies, EQUI-VEST(R) At Retirement(SM),
            EQUI-VEST(R) Express(SM), EQUI-VEST(R) TSA Advantage(SM) and EQUI-VEST(R) Vantage(SM) are issued by and are service marks of
                                   AXA Equitable.
     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234



888-567 (7/09)

                                                      Catalog No. 142542 (7/09)
100-500, 201, 700, 701, 800, 801, 900, 901,                              x02794
Vantage, TSA Advantage, OR, Empl.Sp., EQ@Ret, @Ret
NB/IF (SAR)